Lease Liability - Schedule of Operating Lease Liability (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
Balance	$ 214,739
Addition			319,133
Interest expense	5,284		27,062
Lease payments	(10,138)	$ (30,893)	(120,690)
Foreign exchange gain	(15,588)		(10,766)
Balance	194,297		214,739
Less: current portion	(106,866)		(102,027)
Long-term lease liability	$ 87,431		$ 112,712